Events occuring after the reporting period (Details)		3 Months Ended	12 Months Ended
		Sep. 24, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Events after the reporting date
Proceeds from disposal of intangible assets, net of associated costs	[1]		£ 42,994,000	£ 46,865,000	£ 51,871,000
Net book value of disposals of intangible assets			8,540,000	27,201,000
Additions or extensions of intangible assets			106,911,000	247,677,000
Secured term loan facility
Events after the reporting date
Principal amount / Notional amount | $						$ 225,000,000	$ 225,000,000
Registrations
Events after the reporting date
Net book value of disposals of intangible assets			8,540,000	27,201,000
Additions or extensions of intangible assets			£ 103,326,000	£ 243,182,000
Disposal of playing registrations | Registrations
Events after the reporting date
Proceeds from disposal of intangible assets, net of associated costs		£ 66,926,000
Net book value of disposals of intangible assets		51,901,000
Solidarity contributions, sell-on fees and contingent consideration receivable		1,421,000
Acquisition or extension of playing registrations | Registrations
Events after the reporting date
Additions or extensions of intangible assets		£ 99,388,000
Due term of payments		5 years

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payments terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 15. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 22. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 18.